KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
KEY MANAGEMENT COMPENSATION
Schedule of key senior management personnel and the board of directors compensation

The remuneration of directors and those persons having authority and responsibility for planning, directing, and controlling activities of the Corporation is as follows:

	For the years ended December 31
	2021	2020

Salaries and other short-term benefits	$2,021	$1,942
Share-based compensation	2,879	1,979
Total key management compensation	$4,900	$3,921